RELATED PARTIES - TRANSACTIONS AND BALANCES: (Schedule of Transactions with Related Parties) (Details) (Board of Directors and the Chief Executive Officer [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Board of Directors and the Chief Executive Officer [Member]
Transactions with related parties [Line Items]
Payroll expenses	$ 863	$ 347	$ 314
Director fee	80
Finance expenses on convertible loans and warrants	2,088	1,089	648
Total expenses	$ 3,031	$ 1,436	$ 962